Earnings per share - Narrative (Details) - shares shares in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Earnings per share [abstract]
Number of instruments that are antidilutive in period presented (in shares)	1	1	6
Number of potential ordinary shares that are antidilutive in period presented	3